Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Related party transactions

The Company has entered into a master commercial agreement on arm’s length terms with Axionlog, a company under common control that operates the distribution centers in Argentina, Chile, Colombia, Mexico, Venezuela, Uruguay and Perú (the “Axionlog Business”). Pursuant to this agreement Axionlog provides the Company distribution inventory, storage and transportation services in the countries in which it operates. On November 9, 2011 the Company entered into a revolving loan agreement as a creditor with Axionlog Distribution B.V., a holding company of the Axionlog Business, for a total amount of $12 million at an interest rate of LIBOR plus 6%, in line with interest rates prevailing in the market at the time of the agreement. Notwithstanding the fact that the loan maturity date was November 7, 2016 the parties decided to terminate the agreement early as of May 27, 2016. As a result, the Company collected the outstanding principal amount of $1,800.

The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2016 and 2015:

	As of December 31,
	2016	2015
Accounts and notes receivable	$—	$1,854
Other receivables	1,050	2,266
Miscellaneous	3,612	1,729
Accounts payable	(10,355)	(5,110)

The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2016, 2015 and 2014:

	Fiscal years ended December 31,
	2016	2015	2014
Food and paper (i)	$(163,536)	$(164,882)	$(199,801)
Occupancy and other operating expenses	(3,882)	(2,499)	(2,251)
Other operating expenses, net (ii)	—	—	16,986
Net interest income	47	461	1,387

(i)
Includes $40,714 of distribution fees and $122,822 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2016; $44,170 and $120,712, respectively, for the fiscal year ended December 31, 2015; and $45,143 and $154,658, respectively, for the fiscal year ended December 31, 2014.

(ii)	Related to inventory sales with a cost of $16,986 for the fiscal year 2014 (the net effect on such income statement line was nil). No such transaction took place in the fiscal years 2016 and 2015.

As of December 31, 2016 and 2015, the Company had other receivables totaling $1,315 and $142, respectively and accounts payable with Lacoop, A.C. and Lacoop II, S.C. totaling $1,299 and $1,386, respectively.